LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Assets and Liabilities
At December 31, 2025 (Successor) and December 31, 2024 (Predecessor), the following amounts were recorded on the Consolidated Balance Sheets relating to our operating leases.

	Successor	Predecessor
	2025	2024
Right-of-Use Assets
Operating lease assets	$1,126	$1,012

Lease Liabilities
Other current liabilities	$284	$284
Operating lease liabilities	1,150	1,048
Total lease liabilities	$1,434	$1,332

	Successor	Predecessor
	2025	2024
Weighted average remaining lease term	6 years	6 years

Weighted average discount rate	4.7%	3.8%

Schedule of Composition of Lease Cost
The following table presents our lease cost relating to our operating leases.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Operating lease cost (a) (b)	$131	$176	$301	$332
Short-term lease cost (b) (c)	62	81	181	229
Variable lease cost (b) (d)	34	47	84	76
Sublease income	(8)	(9)	(7)	(7)
Total lease cost	$219	$295	$559	$630
(a) Includes fixed lease costs and non-lease costs (consisting of other occupancy and service costs relating to the use of an asset) associated with long-term operating leases.
(b) Includes costs capitalized in programming assets during the period for leased assets used in the production of programming.
(c) Short-term leases, which are not recorded in right-of-use assets and lease liabilities on the Consolidated Balance Sheets, have a term of 12 months or less and exclude month-to-month leases.
(d) Primarily includes non-lease costs (consisting of other occupancy and service costs relating to the use of an asset) and costs for equipment leases that vary based on usage.
The following table presents supplemental cash flow information for our operating leases.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Payments for amounts included in operating lease liabilities (operating cash flows)	$140	$218	$338	$368

Noncash additions to operating lease assets	$146	$82	$130	$123

Schedule of Expected Future Minimum Payments
The expected future payments relating to our operating lease liabilities at December 31, 2025 (Successor) are as follows:

2026	$336
2027	290
2028	257
2029	211
2030	195
2031 and thereafter	387
Total minimum payments	1,676
Less amounts representing interest	242
Present value of minimum payments	$1,434